Segment reporting - Segment as Adjusted EBITDA (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Profit (loss)	€ 225.1	€ 153.6	€ 170.5
Profit (loss), attributable to owners of parent	225.2	154.0	171.2
adjustments for share based payments including employer tax	12.1	22.4	14.7
Taxation	70.4	56.7	56.6
Net financing costs	63.7	73.2	56.0
Depreciation and amortization	67.6	68.3	46.3
EBITDA	426.8	351.8	329.4
Exceptional items	20.6	54.5	17.7
Other add-backs			23.6
Material reconciling items
Disclosure of operating segments [line items]
Acquisition purchase price adjustments	0.0	0.0	5.7
Exceptional items	20.6	54.5	17.7
Other add-backs	19.4	25.7
Adjusted EBITDA	€ 466.8	€ 432.0	€ 376.4